EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2017
The 2014 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

The 2014 Plan	Time RSU	Performance RSU
Outstanding December 31, 2016	119,634	871,649
Forfeited (*)	(15,880)	(871,649)
Vested (**)	(103,754)	-

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2014 Grant [member] | Subsidiaries [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

The movement of the RSUs shared with the subsidiaries during 2016 is as follow:

The 2014 Plan
	Time RSU				Performance RSU
Country	Balance as of December 31, 2016	Forfeited	Vested	Balance December 31, 2017	Balance as of December 31, 2016	Forfeited	Balance December 31, 2017
Argentina	6,095	(1,099)	(4,996)	-	18,229	(18,229)	-
Brazil	49,564	(13,510)	(36,054)	-	306,743	(306,743)	-
Chile	4,925	(1)	(4,924)	-	48,345	(48,345)	-
Spain	15,183	49	(15,232)	-	94,371	(94,371)	-
France	2,060	(2,060)	-	-	3,845	(3,845)	-
Guatemala	1,024	(1)	(1,023)	-	1,911	(1,911)	-
Mexico	22,933	(13,192)	(9,741)	-	102,938	(102,938)	-
Morocco	1,468	-	(1,468)	-	2,742	(2,742)	-
Peru	2,602	1,097	(3,699)	-	8,096	(8,096)	-
United States	13,780	12,837	(26,617)	-	284,429	(284,429)	-
Total	119,634	(15,880)	(103,754)	-	871,649	(871,649)	-

The 2016 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2014 Plan	Time RSU	Time RSU
Outstanding December 31, 2015	119,634	871,649
Forfeited (*)	(15,880)	(871,649)
Vested (**)	(103,754)	-

(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
(**) As of October 1, 2016, a total of 103,754 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.

The 2016 Plan		Time RSU
Outstanding December 31, 2016		1,367,896
Forfeited (*)		(219,271)
Outstanding December 31, 2017		1,148,625
(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Extraordinary Plan		Time RSU
Grantes July 1, 2016		82,157
Vested (*)		(54,171)
Outstanding December 31, 2016		27,986
Forfeited (**)		(27,986)
(*) As of October 1, 2016, a total of 54,171 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
(**) RSUs are forfeited in first quarter of 2017 due to employees failing to satisfy the service conditions.

The 2017 Plan		Time RSU
Granted July 3, 2017		886,187
Forfeited (*)		(24,324)
Outstanding December 31, 2017		861,863

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Grant [member] | Subsidiaries [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2014 Plan
	Time RSU
Country	Balance as of December 31, 2016	Forfeited	Vested	Balance December 31, 2017
Argentina	6,095	-1,099	-4,996	-
Brazil	49,564	-13,510	-36,054	-
Chile	4,925	-1	-4,924	-
Spain	15,183	49	-15,232	-
France	2,060	-2,060	-	-
Guatemala	1,024	-1	-1,023	-
Mexico	22,933	-13,192	-9,741	-
Morocco	1,468	-	-1,468	-
Peru	2,602	1,097	-3,699	-
United States	13,780	12,837	-26,617	-
Total	119,634	-15,880	-103,754	-

The 2016 Plan
	Time RSU
Country	Balance as of December 31, 2016	Forfeited	Balance December 31, 2017
Argentina	21,981	(5,458)	16,523
Brazil	214,764	(13,715)	201,049
Chile	67,395	(5,870)	61,525
Colombia	10,940	-	10,940
Spain	124,761	(23,271)	101,490
Guatemala	-	798	798
Mexico	143,052	(35,557)	107,495
Peru	16,462	(11,176)	5,286
United States	768,541	(125,022)	643,519
Total	1,367,896	(219,271)	1,148,625

The 2016 Extraordinary Plan	Time RSU
Country	Balance as of December 31, 2015	Granted	Vested	Forfeited
United States	-	81,257	-54,171	-27,086
Total	-	81,257	-54,171	-27,086

The 2017 Plan
	Time RSU
Country	Balance as of December 31, 2016	Granted	Vested	Balance December 31, 2017
Brazil	-	141,991	(24,324)	117,667
Chile	-	66,028	-	66,028
Spain	-	69,398	-	69,398
United States	-	608,770	-	608,770
Total	-	886,187	(24,324)	861,863

Market approach [member] | The 2014 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU		Performance RSU
	Time RSU	Time RSU	Adj. EBITDA	TSR 1	TSR 2	Comments

Variable
Stock price (USD)	11.06	11.06	11.06	11.06	11.06	Stock price of Atento S.A. in USD at grant date December 3, 2014
Strike price (USD)	0.01	0.01	0.01	19.97	27.74	Value close to nil will be paid
Time (years)	1	2	3	3	3	Time to vest as per the contract
Risk free rate	18.00%	0.57%	1.04%	1.04%	1.04%	USD risk free rate obtained from Bloomberg
Expected volatility	4.11%	4.11%	4.11%	4.11%	4.11%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	2.00%	2.00%	2.00%	2.00%	2.00%	Assumption is made to set dividend yield at 2% because 1) there will be a limited ability to pay dividends in the near term and 2) it is in line with the dividend yield of the main competitors
Value RSU in USD	10.83	10.62	10.41	0	0

Market approach [member] | The 2016 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU	Comments

Variable
Stock price (USD)	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	0.86%	USD risk free rate obtained from Bloomberg
Expected volatility	24.40%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06

	Time RSU	Time RSU	Comments

Variable
Stock price (USD)	9.07	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	0.01	For valuation purposes set to 0.01
Time (years)	0.25	1.5	Time to vest as per the contract
Risk free rate	18.00%	85.00%	USD risk free rate obtained from Bloomberg
Expected volatility	36.29%	36.87%	Volatility based on shares prices from Atento S.A.
Dividend yield	0.01%	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06	9.06